Expense Example - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor New Markets Income Fund - Class M
Expense Example:
1 year	$ 505
3 years	727
5 years	967
10 years	1,653
Fidelity Advisor New Markets Income Fund - Class C
Expense Example:
1 year	285
3 years	573
5 years	985
10 years	1,940
Fidelity Advisor New Markets Income Fund - Class I
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor New Markets Income Fund - Class Z
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor New Markets Income Fund - Class A
Expense Example:
1 year	505
3 years	727
5 years	967
10 years	$ 1,653